Employee benefit plans and stock-based compensation plans (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee benefit plans and stock-based compensation plans
Note 9 - Stock-based compensation plans

Under the 2016 Long-Term Incentive Plan (the “2016 LTIP”), we may issue stock options, stock appreciation rights (“SARs”), restricted stock awards, restricted stock units, performance share awards and other types of awards. The maximum number of shares available for awards under the 2016 LTIP is 33.0 million. The maximum term of stock options, SARs, restricted stock awards, restricted stock units and performance shares granted under the 2016 LTIP is 10 years.

Effective May 4, 2016, no additional awards may be granted under the 2011 Long-Term Incentive Plan (the “2011 LTIP”), the Accredo Health, Incorporated 2002 Long-Term Incentive Plan (the “Accredo Plan”), the ESI 2000 Long-Term Incentive Plan (the “2000 LTIP”) or the Medco 2002 Stock Incentive Plan (the “2002 SIP”) (except to settle awards outstanding under these plans), which authorized the grant of various equity awards with various terms to our officers, members of our Board of Directors and other key employees. However, the terms of these plans will continue to govern awards outstanding under these plans.

The provisions of the 2016 LTIP, the 2011 LTIP, the Accredo Plan, the 2000 LTIP and the 2002 SIP (collectively, the “stock incentive plans”) allow employees to use shares to cover tax withholding on stock awards (a feature which has also been approved by the Compensation Committee of our Board of Directors). Upon vesting of restricted stock units and performance shares, employees have taxable income subject to statutory withholding requirements. The number of shares issued to employees may be reduced by the number of shares having a market value equal to our minimum statutory withholding for federal, state and local tax purposes.

Under the stock incentive plans, we have issued stock options, restricted stock units and performance shares. All such awards are settled by issuance of new shares.

Awards granted under the stock incentive plans are subject to accelerated vesting under certain specified circumstances, including upon a change in control and termination, and are also subject to forfeiture without consideration upon termination of employment under certain circumstances. The maximum term of stock options is generally 10 years.

As of January 1, 2017, under ASU 2016-09, excess tax benefits, which are immaterial for the three and nine months ended September 30, 2017, are prospectively recognized as income tax expense on our consolidated statement of operations and prospectively recognized as an operating activity on our consolidated statement of cash flows for the nine months ended September 30, 2017. Prior periods have not been retrospectively adjusted for adoption of this standard. We have also elected to continue to estimate the number of awards that are expected to vest. The remaining amendments to this standard, as noted in Note 1 - Summary of significant accounting policies, are either not applicable or do not change our current accounting practices and thus do not impact our consolidated financial statements, including our consolidated statement of cash flows.

We recognized stock-based compensation expense of $25.9 million and $27.2 million in the three months ended September 30, 2017 and 2016, respectively, and $78.0 million and $81.9 million in the nine months ended September 30, 2017 and 2016, respectively. Unamortized stock-based compensation as of September 30, 2017 was $20.9 million for stock options and $85.2 million for restricted stock units and performance shares.

Stock options. During the nine months ended September 30, 2017, we granted 0.8 million stock options with a weighted-average fair market value of $13.89 per share. Stock options granted generally have three-year graded vesting. There were no stock options issued during the three months ended September 30, 2017.

The fair value of stock options granted was estimated on the date of grant using a Black-Scholes multiple option-pricing model with the following weighted-average assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Expected life of option	N/A	3-5 years	3-5 years	3-5 years
Risk-free interest rate	N/A	0.9%-1.2%	1.5%-2.1%	0.9%-1.4%
Expected volatility of stock	N/A	20%-25%	21%-23%	20%-25%
Expected dividend yield	N/A	None	None	None

The Black-Scholes model requires subjective assumptions, including future stock price volatility and expected time to exercise, which affect the calculated values. The expected term and forfeiture rate of options granted is derived from historical data on employee exercises and post-vesting employment termination behavior as well as expected behavior on outstanding options. The risk-free rate is based on the United States Treasury rates in effect during the corresponding period of grant. The expected volatility is based on the historical volatility of our stock price. These factors could change in the future, which would affect the stock-based compensation expense recognized in future periods.

Restricted stock units and performance shares. During the nine months ended September 30, 2017, we granted 1.7 million restricted stock units and performance shares with a weighted-average fair market value of $67.41 per share. Restricted stock units generally have three-year graded vesting. Performance shares generally have three-year cliff vesting. The number of performance shares that ultimately vest is dependent upon the achievement of specific performance metrics. The original grant of performance shares is subject to a multiplier of up to 2.5 based on the achievement of the performance metrics. Due to the achievement of certain performance metrics, during the nine months ended September 30, 2017, 0.1 million shares of common stock were issued in settlement of performance shares granted in March 2014.

8. Employee benefit plans and stock-based compensation plans

Retirement savings plans. We sponsor a retirement saving plan (“401(k) Plan”) under Section 401(k) of the Internal Revenue Code for substantially all of our full-time employees and part-time employees. Under the 401(k) Plan, eligible employees may elect to contribute up to 50% of their salary, and we match up to 6% of the employees’ compensation contributed to the 401(k) Plan for substantially all employees after one year of service.

For the years ended December 31, 2016, 2015 and 2014, we had contribution expense of approximately $76.7 million, $69.8 million and $75.3 million, respectively. Contributions under the plan are subject to aggregate limits required under the Internal Revenue Code.

Employee stock purchase plan. We offer an employee stock purchase plan (the “ESPP”) that qualifies under Section 423 of the Internal Revenue Code and permits all domestic employees, excluding certain management level employees, to purchase shares of our common stock. Participating employees may contribute up to 10% of their salary to purchase common stock at the end of each monthly participation period at a purchase price equal to 95% of the fair market value of our common stock on the last business day of the participation period. Approximately 224,000, 183,000 and 224,000 shares of our common stock were issued under the ESPP during the years ended December 31, 2016, 2015 and 2014, respectively. Our common stock reserved for future employee purchases under the ESPP is approximately 1.2 million shares at December 31, 2016.

Deferred compensation plan. We maintain a non-qualified deferred compensation plan (the “Executive Deferred Compensation Plan”) that provides benefits payable to eligible key employees at retirement, termination or death. Benefit payments are funded by contributions from participants and, with respect to certain senior executives, by us. Participants may elect to defer up to 50% of their base earnings and 100% of specific bonus awards. Participants become fully vested in our contributions on the third anniversary of the end of the plan year for which the contribution is credited to their account. For 2016, our contribution was equal to 6% of each qualified participant’s total annual compensation, with 25% allocated as a hypothetical investment in our common stock and the remainder allocated to a variety of investment options elected by the participants. We have chosen to fund our liability for the Executive Deferred Compensation Plan through investments in trading securities, which primarily consist of mutual funds (see Note 1 - Summary of significant accounting policies to our consolidated financial statements). We incurred net compensation expense of $1.6 million, $1.3 million and $0.6 million in the years ended December 31, 2016, 2015 and 2014, respectively. At December 31, 2016, approximately 5.9 million shares of our common stock have been reserved for future issuance under the Executive Deferred Compensation Plan. We have $0.3 million of unearned compensation related to unvested shares that are part of our Executive Deferred Compensation Plan at both December 31, 2016 and 2015.

Stock-based compensation plans in general. In March 2016, our Board of Directors adopted the Express Scripts Holding Company 2016 Long-Term Incentive Plan (the “2016 LTIP”), which was approved by our stockholders in May 2016 and authorizes the grant of various equity awards with various terms to our officers, members of our Board of Directors and other key employees. The 2016 LTIP was approved by our stockholders and became effective on May 4, 2016. Under the 2016 LTIP, we may issue stock options, stock appreciation rights (“SARs”), restricted stock awards, restricted stock units, performance share awards and other types of awards. The maximum number of shares available for awards under the 2016 LTIP is 33.0 million. As of December 31, 2016, there are 32.6 million shares of our common stock available for issuance under the 2016 LTIP. The maximum term of stock options, SARs, restricted stock awards, restricted stock units and performance shares granted under the 2016 LTIP is 10 years.

Effective May 4, 2016, no additional awards will be granted under the 2011 Long-Term Incentive Plan (the “2011 LTIP”), the Accredo Health, Incorporated 2002 Long-Term Incentive Plan (the “Accredo Plan”), the ESI 2000 Long-Term Incentive Plan (the “2000 LTIP”) or the Medco 2002 Stock Incentive Plan (the “2002 SIP”) (except to settle awards outstanding under these plans), which authorized the grant of various equity awards with various terms to our officers, members of our Board of Directors and other key employees. However, the terms of these plans will continue to govern awards outstanding under these plans.

The provisions of the 2016 LTIP, 2011 LTIP, the Accredo Plan, the 2000 LTIP and the 2002 SIP (collectively, the “stock incentive plans”) allow employees to use shares to cover tax withholdings on stock awards (a feature which has also been approved the the Compensation Committee of our Board of Directors). Upon vesting of restricted stock units and performance shares, employees have taxable income subject to statutory withholding requirements. The number of shares issued to employees may be reduced by the number of shares having a market value equal to our minimum statutory withholding for federal, state and local tax purposes. Awards are settled by issuance of new shares. The maximum term of stock options, restricted stock units and performance shares is generally 10 years. The tax benefit related to employee stock compensation recognized during the years ended December 31, 2016, 2015 and 2014 was $24.2 million, $41.3 million and $37.3 million, respectively.

Restricted stock units and performance shares. We have issued restricted stock units to certain officers, directors and employees and performance shares to certain officers and employees. Restricted stock units generally have three-year graded vesting and performance shares generally have three-year cliff vesting. Awards are subject to accelerated vesting under certain specified circumstances, including upon a change in control and termination, and are also subject to forfeiture without consideration upon termination of employment under certain circumstances. The number of performance shares that ultimately vest is dependent upon achieving specific performance targets. The original grant of performance shares is subject to a multiplier of up to 2.5 based on the achievement of certain performance metrics.

As of December 31, 2016 and 2015, unearned compensation related to restricted stock units and performance shares was $44.5 million and $46.3 million, respectively. We recorded pre-tax compensation expense related to restricted stock units and performance shares of $60.2 million, $71.1 million and $63.0 million in the years ended December 31, 2016, 2015 and 2014, respectively. The fair value of restricted stock units and performance shares vested during the years ended December 31, 2016, 2015 and 2014 was $56.3 million, $80.6 million and $81.9 million, respectively. The weighted-average remaining recognition period for restricted stock units and performance shares is 1.9 years.

A summary of the status of restricted stock units and performance shares as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below.

	Shares (in millions)	Weighted- Average Grant Date Fair Value Per Share
Outstanding at beginning of year	1.7	$76.90
Granted	1.0	69.87
Other(1)	0.1	58.17
Released	(0.8)	70.26
Forfeited/cancelled	(0.1)	78.69
Outstanding at December 31, 2016	1.9	75.04
Vested and deferred at December 31, 2016	0.1	64.60
Non-vested at December 31, 2016	1.8	$75.18

(1)	Represents additional performance shares issued above the original grant for achieving certain performance metrics.

Stock options. We have issued stock options to certain officers, directors and employees to purchase shares of our common stock at fair market value on the date of grant. Stock options generally have three-year graded vesting.

As of December 31, 2016 and 2015, unearned compensation related to stock options was $34.5 million and $31.7 million, respectively. We recorded pre-tax compensation expense related to stock options of $46.8 million, $46.0 million and $48.0 million in the years ended December 31, 2016, 2015 and 2014, respectively. The weighted-average remaining recognition period for stock options is 1.9 years.

A summary of the status of stock options as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below.

	Shares (in millions)	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)(1)
Outstanding at beginning of year	18.0	$57.03
Granted	4.2	69.86
Exercised	(2.2)	42.16
Forfeited/cancelled	(0.5)	77.31
Outstanding at end of period	19.5	61.02	5.1	$216.7
Awards exercisable at period end	13.0	$54.27	3.5	$216.7

(1)	Amount by which the market value of the underlying stock exceeds the exercise price of the stock option.

For the years ended December 31, 2016, 2015 and 2014, the net excess tax benefits related to stock options exercised during the year was $13.0 million, $58.2 million and $94.0 million, respectively, and is classified as a financing cash inflow on the consolidated statement of cash flows.

The fair value of stock options granted was estimated on the date of grant using a Black-Scholes multiple option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected life of option	3-5 years	3-5 years	3-5 years
Risk-free interest rate	0.9%-1.9%	1.0%-1.7%	0.7%-1.8%
Expected volatility of stock	20%-25%	19%-26%	21%-29%
Expected dividend yield	None	None	None
Weighted-average volatility of stock	22.3%	24.0%	27.4%

The Black-Scholes model requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. The expected term and forfeiture rate of stock options is derived from historical data on employee exercises and post-vesting employment termination behavior as well as expected behavior on outstanding stock options. The risk-free rate is based on the United States Treasury rates in effect during the corresponding period of grant. The expected volatility is based on the historical volatility of our stock price. These factors could change in the future, which would affect the stock-based compensation expense recognized in future periods.

Cash proceeds and intrinsic value related to total stock options exercised and weighted-average fair value of stock options granted during the years ended December 31, 2016, 2015 and 2014 are provided in the following table:

	Year Ended December 31,
(in millions, except per share data)	2016	2015	2014
Proceeds from stock options exercised	$95.5	$213.2	$542.4
Intrinsic value of stock options exercised	71.1	212.8	476.3
Weighted-average fair value per share of options granted during the year	$13.76	$18.03	$17.98